Other reserves (Tables)	12 Months Ended
Dec. 31, 2025
Other reserves.
Schedule of other reserves

				Foreign
	Restruct-	Share-based	Loss on	exchange
	uring	payment	transactions	translation
	reserve	reserve	between owners	reserve	Total
	$’m	$’m	$’m	$’m	$’m

At January 1, 2023	4.0	98.8	(840.4)	(123.7)	(861.3)
Other comprehensive income	—	—	—	950.8	950.8
Recognition of share-based payment expense	—	13.2	—	—	13.2
Exercise of share options	—	(92.9)	—	—	(92.9)
Other reclassifications related to share-based payment	—	(1.4)	—	—	(1.4)
At December 31, 2023	4.0	17.7	(840.4)	827.1	8.4

At January 1, 2024	4.0	17.7	(840.4)	827.1	8.4
Other comprehensive income	—	—	—	1,039.8	1,039.8
Recognition of share-based payment expense	—	27.8	—	—	27.8
Exercise of share options	—	(8.3)	—	—	(8.3)
At December 31, 2024	4.0	37.2	(840.4)	1,866.9	1,067.7

At January 1, 2025	4.0	37.2	(840.4)	1,866.9	1,067.7
Other comprehensive income, net of recycling	—	—	—	49.2	49.2
Recognition of share-based payment expense	—	29.1	—	—	29.1
Exercise of share options	—	(16.6)	—	—	(16.6)
At December 31, 2025	4.0	49.7	(840.4)	1,916.1	1,129.4